QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
 Investment Company Act file number

WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
Practus™ LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.07%

CONSUMER DISCRETIONARY - 21.51%
Abercrombie & Fitch Co.	25,600	$513,280
AutoZone, Inc.	770	645,522
Big Lots, Inc.	14,100	407,772
Build-A-Bear Workshop, Inc.	45,000	177,750
eBay Inc.	24,000	673,680
Hanesbrands, Inc.	23,700	296,961
Harley-Davidson, Inc.	11,500	392,380
Target Corp.	9,400	621,246

		3,728,591

CONSUMER STAPLES - 7.14%
Fresh Del Monte Produce Inc.	12,400	350,548
General Mills, Inc.	11,000	428,340
The Proctor & Gamble Co.	5,000	459,600

		1,238,488

ENERGY - 3.22%
Devon Energy Corp.	15,500	349,370
KLX Energy Services Holdings, Inc.	8,900	208,705

		558,075

FINANCIALS - 22.52%
American Express Co.	8,000	762,560
CIT Group Inc.	13,800	528,126
Community Trust Bancorp, Inc.	10,200	404,022
CVB Financial Corp.	31,000	627,130
First Hawaiian, Inc.	26,900	605,519
WesBanco, Inc.	11,300	414,597
Westamerica Bancorporation	10,100	562,368

		3,904,322

HEALTH CARE - 2.31%
Johnson & Johnson	3,100	400,055

INDUSTRIALS - 11.11%
Fastenal Co.	10,800	564,732
HNI Corp.	13,500	478,305
Pitney Bowes Inc.	38,900	229,899
Stericycle, Inc.	17,800	653,082

		1,926,018

INFORMATION TECHNOLOGY - 17.87%
CDK Global, Inc.	13,100	627,228
Cisco Systems, Inc.	10,500	454,965
Dolby Laboratories Inc. - Class A	10,900	674,056
EVERTEC, Inc.	14,800	424,760
International Business Machines Corp.	4,300	488,781
NCR Corp.	18,500	426,980

		3,096,770

MATERIALS - 2.77%
Compass Minerals International, Inc.	11,500	479,435

UTILITIES - 3.62%
Exelon Corp.	13,900	626,890

TOTAL COMMON STOCKS - 92.07%		15,958,644

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
December 31, 2018 (unaudited)

	Shares	Fair Value
MONEY MARKET FUND - 7.02%
Federated Institutional Prime Obligations Fund 2.57%*	1,217,326	$1,217,541

TOTAL INVESTMENTS - 99.09%		17,176,185
Other assets, net of liabilities - 0.91%		157,643

NET ASSETS - 100.00%		$17,333,828

* Effective 7 day yield as of December 31, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$15,958,644	$-	$-	$15,958,644
Money Market Fund	1,217,541	-	-	1,217,541

	$17,176,185	$-	$-	$17,176,185

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2018.

At December 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $18,078,121 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,436,385
Gross unrealized depreciation	(2,338,321)

Net unrealized depreciation	$(901,936)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	February 25, 2019

By:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date:	February 25, 2019